Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,029,000
Previously Paid Amount	0.00
Total Fee Amount	3,732.70
Total Offset Amount	0.00
Net Fee	3,732.70
Narrative - Max Aggregate Offering Price	$ 27,029,000
Final Prospectus	true